Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2013	2012
Accounts payable and accrued liabilities:
Accounts payable	$11,561	$12,076
Accrued payroll and commissions	1,985	2,332
Current portion of employee benefit obligation	1,949	2,116
Accrued interest	1,559	1,588
Other	4,053	2,382
Total accounts payable and accrued liabilities	$21,107	$20,494

Consolidated Statements Of Income
Consolidated Statements of Income	2013	2012	2011
Advertising expense	$3,268	$2,910	$3,135
Interest expense incurred	$4,224	$3,707	$3,697
Capitalized interest	(284)	(263)	(162)
Total interest expense	$3,940	$3,444	$3,535

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2013	2012	2011
Cash paid during the year for:
Interest	$4,302	$3,714	$3,691
Income taxes, net of refunds	1,985	458	32